The Hartford Mutual Funds, Inc.
5 Radnor Corporate Center, Suite 300
100 Matsonford Road
Radnor, Pennsylvania 19087

October 15, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds, Inc. on behalf of The Hartford Total Return Bond Fund
File Nos. 333-02381/811-07589

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement, dated October 1, 2014, to the Prospectus and Summary Prospectus for The Hartford Total Return Bond Fund. The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or comments about the filing, please feel free to contact the undersigned at (610) 386-4077.

Sincerely,

/s/ Lisa D. Zeises

Lisa D. Zeises

Assistant Secretary